Events After the Reporting Period - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions	Sep. 01, 2022	Jul. 15, 2022 shares	Feb. 23, 2022	Aug. 16, 2022 USD ($) $ / shares	Aug. 08, 2022 shares	Aug. 03, 2020 HKD ($)	Jun. 30, 2020 shares
Statement [Line Items]
Equity interests of acquirer | $						$ 67,664
AMTD IDEA Group [Member]
Statement [Line Items]
Percentage of voting equity interests acquired			82.70%
Proportion of voting rights held in subsidiary			97.10%
Major Business Combination Under Common Control [Member] | AMTD Assets [Member]
Statement [Line Items]
Percentage of voting equity interests acquired				100.00%
Equity interests of acquirer | $				$ 268
Major Business Combination Under Common Control [Member] | AMTD IDEA Group [Member]
Statement [Line Items]
Proportion of voting rights held in subsidiary	87.64%
Major Business Combination Under Common Control [Member] | AMTD IDEA Group [Member] | AMTD Assets [Member]
Statement [Line Items]
Percentage of voting equity interests acquired				100.00%
Equity interests of acquirer | $				$ 268
American Depository Shares [Member] | Major Business Combination Under Common Control [Member]
Statement [Line Items]
Par value per share | $ / shares				$ 208
Class A Ordinary shares [Member]
Statement [Line Items]
Number of shares issued							3,878,000
Class A Ordinary shares [Member] | Major ordinary share transactions [member] | Initial Public Offering [Member]
Statement [Line Items]
Number of shares issued		6,400,000
Number of shares called by each American depository share		0.4
Class A Ordinary shares [Member] | Major ordinary share transactions [member] | Over allotment option [Member]
Statement [Line Items]
Number of shares issued					960,000